Note 9 - Property and Equipment - Summary of Major Classes of Property and Equipment (Details) - USD ($)		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment, Gross		$ 3,232,372	$ 3,518,779
Machinery and Equipment [Member]
Property and Equipment, Useful Life (Year)		5 years
Property, Plant and Equipment, Gross		$ 810,996	1,075,216
Other Machinery and Equipment [Member]
Property, Plant and Equipment, Gross		$ 407,201	421,318
Other Machinery and Equipment [Member] | Minimum [Member]
Property and Equipment, Useful Life (Year)		3 years
Other Machinery and Equipment [Member] | Maximum [Member]
Property and Equipment, Useful Life (Year)		5 years
Furniture and Fixtures [Member]
Property and Equipment, Useful Life (Year)		7 years
Property, Plant and Equipment, Gross		$ 645,922	648,131
Purchased Software [Member]
Property and Equipment, Useful Life (Year)		3 years
Property, Plant and Equipment, Gross		$ 470,669	476,530
Leasehold Improvements [Member]
Property, Plant and Equipment, Gross	[1]	$ 897,584	$ 897,584
Property and Equipment, Useful Life	[1]	Term of Lease
Leasehold Improvements [Member] | Minimum [Member]
Property and Equipment, Useful Life	[1]	Term of Lease
Leasehold Improvements [Member] | Maximum [Member]
Property and Equipment, Useful Life	[1]	Term of Lease

[1]	* We amortize leasehold improvements over the term of the lease, which in all cases is shorter than the estimated useful life of the asset.